BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2011
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 – BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements have been prepared by the Company without audit. In the opinion of management, all adjustments (which consist of only normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows for all periods presented herein, have been made.

The consolidated financial statements and accompanying notes are prepared in accordance with accounting principles generally accepted in the United States of America. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these consolidated financial statements be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s December 31, 2010 Form 10-K filed with the Securities and Exchange Commission (“SEC”) on March 31, 2011. The results of operations for the period ended June 30, 2011 are not necessarily indicative of the operating results for the full year.

Change in Year End

On May 19, 2010, the Company determined to change its fiscal year from November 30 to December 31. As the transition period covered a period of one month, the Company was not required to file a transition report.

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Universal Gold Holdings (Cayman) Ltd. (“UGH”), which was incorporated in the Cayman Islands on April 22, 2010, and UGMC Mining, Inc. (“UGMC”), which was incorporated in British Columbia on September 14, 2010.  UGMC ceased operations as of February 2011 and is in the process of being dissolved. All material intercompany accounts and transactions have been eliminated.

Use of Estimates

Management uses estimates and assumptions in preparing these consolidated financial statements in accordance with generally accepted accounting principles. Those estimates and assumptions affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities and the reported revenues and expenses for the periods presented. Actual results could differ from those estimates.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to current period presentation.

Cash and Cash Equivalents

The Company considers all highly liquid short-term investments purchased with an original maturity of three months or less to be cash equivalents. These investments are carried at cost, which approximates fair value. The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (“FDIC”). Beginning December 31, 2010 through December 31, 2012, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions. This unlimited insurance coverage is separate from, and in addition to, the insurance coverage provided to the depositor’s other accounts held by a FDIC-insured institution, which are insured for balances up to $250,000 per depositor until December 31, 2013.  At June 30, 2011, the amounts held in banks exceeded the insured limit by $275,213. The Company has not incurred losses related to these deposits.

Marketable Securities

Marketable securities consist of equity securities, available for sale, which are publicly traded on national exchanges.  At June 30, 2011, marketable securities consisted entirely of shares in Rio Novo Gold Inc., a company whose ordinary shares trade on the Toronto Stock Exchange (“Rio Novo”).  For further information, see Note 4.

Accounts Receivable and Allowance for Doubtful Accounts

The Company’s accounts receivable is composed primarily of receivables from employees, related parties and third parties. The Company performs credit evaluations prior to advancing funds or granting credit to third parties and generally does not require collateral. The Company maintains an allowance for doubtful accounts for amounts in which collection is not assured.

Goods and Services Tax Refund Receivable

The Canadian Government requires Canadian resident companies to collect sales taxes from customers when goods and services are sold in Canada.  These taxes collected can be offset by taxes paid (tax credits) for goods and services purchased in Canada.  Any sale outside of Canada is not taxed for this purpose.  At the end of each quarter, all taxes paid on goods and services purchased are netted against the taxes due on sales of goods and services sold.  Because the Company has more tax credits than taxes collected, as of June 30, 2011 and December 31, 2010, the Company was due a refund of $15,398 and $16,328, respectively.

Property and Equipment

Property and equipment are carried at cost, with depreciation provided on a straight-line basis over their estimated useful lives of five years. During the six months ended June 30, 2011 and the period from May 3, 2006 (Inception) through June 30, 2011, we recognized a loss of $3,518, respectively, on property and equipment held by UGMC, following the closure of UGMC’s offices in Vancouver, British Columbia, which is included in general and administrative expenses on the Company’s consolidated statements of operations.

Mineral Exploration and Development Costs

All exploration expenditures are expensed as incurred. Costs of acquisition and option costs of mineral rights are capitalized upon acquisition. Mine development costs incurred to develop new ore deposits, to expand the capacity of mines or to develop mine areas substantially in advance of production are also capitalized once proven and probable reserves exist and the property is determined to be a commercially mineable property. Costs incurred to maintain current production or to maintain assets on a standby basis are charged to operations. If the Company does not continue with exploration after the completion of the feasibility study, the cost of mineral rights will be expensed at that time.  Costs of abandoned projects, including related property and equipment costs, are charged to mining costs. To determine if these costs are in excess of their recoverable amount, periodic evaluation of the carrying value of capitalized costs and any related property and equipment costs are based upon expected future cash flows and/or estimated salvage value.

Income Taxes

The Company accounts for its income taxes using the liability method, whereby deferred tax assets and liabilities are determined based on temporary differences between basis used for financial reporting and income tax reporting purposes. Income taxes are provided based on tax rates in effect at the time such temporary differences are expected to reverse. A valuation allowance is provided for certain deferred tax assets if it is more likely than not that the Company will not realize the tax assets through future operations.

Fair Value Measurements

The Company measures fair value in accordance with ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) which defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company’s financial instruments consist primarily of cash, marketable securities traded on national exchanges, accounts receivable and accounts payable.  The Company believes the carrying value of its cash, accounts receivable and accounts payable approximate fair value because of the short-term nature or maturity of the instruments.

Earnings (Loss) Per Share Information

Basic net earnings (loss) per common share are computed by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents. In periods when losses are reported, which is the case for all periods presented in these consolidated financial statements, the weighted-average number of common shares outstanding excludes common stock equivalents because their inclusion would be anti-dilutive. Potentially dilutive securities consist of outstanding option grants to employees and directors and contained an exercise price that was greater than the value of the Company's common stock at June 30, 2011.

Stock-Based Compensation

The Company’s Board of Directors approved the 2008 Equity Incentive Plan (the “2008 Plan”), under which the Company may issue stock options. The Company accounts for this plan under the recognition and measurement principles of ASC 718, Compensation — Stock Compensation, which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the consolidated statement of operations based upon their estimated fair value as of the date of grant.

Foreign Currency

The financial statements of foreign subsidiaries are translated into U.S. dollars at period end exchange rates except for revenues and expenses, which are translated at average monthly rates. Translation adjustments are reflected as a separate component of stockholders’ equity and have no current effect on earnings or cash flows.

Foreign currency exchange transactions are recorded using the exchange rate at the later of either the date of settlement or the most recent intervening balance sheet date. The Company recognized a foreign currency exchange net loss $2,274 and $0 during the three months ended June 30, 2011 and 2010, respectively, a net loss of $2,303 and $0 during the six months ended June 30, 2011 and 2010, respectively, and a net gain of $29,363 for the period from May 3, 2006 (Inception) through June 30, 2011.

Other Comprehensive Income

The Company’s other comprehensive income is attributable to unrealized gains or losses on foreign currency translation adjustments and change in fair value of marketable securities available for sale. During the three and six months ended June 30, 2011, the Company recognized an increase in unrealized net losses on marketable securities of $21,290 for the three and six months ended June 30, 2011, and a net gain on foreign currency translation of $296 and $1,873, respectively, during the same periods. During the three and six months ended June 30, 2010, the Company recognized no unrealized gains or losses on foreign currency translation adjustments or changes in fair value of marketable securities. During the period from May 3, 2006 (Inception) through June 30, 2011, the Company recognized an increase in unrealized net losses on marketable securities of $21,290 and a net gain on foreign currency translation of $4,009.

New Accounting Pronouncements

In December 2010, the FASB issued FASB ASU 2010-29 “Business Combinations (Topic 805): Disclosure of Supplementary Pro Forma Information for Business Combinations.” ASU 2010-29 specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments in this update also expand the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amended guidance is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted.

The Company does not expect that the adoption of this or other new accounting pronouncements will have a material effect on the Company’s consolidated financial statements.